FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
FINANCIAL INSTRUMENTS
Maximum length of time of interest rate derivative instruments designated in cash flow hedge relationships	48 months
After-tax losses deferred in accumulated other comprehensive (loss) income that will be recognized in interest expense over the next 12 months	$ 1,825